Common Stock and Equity-Based Compensation - UGI Performance Unit Award Activity (Details) - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
UGI Performance Units and Stock Units
UGI Units
Number of units - beginning balance (in shares)	978,834
Granted (in shares)	196,114	185,379	230,653
Number of units - ending balance (in shares)	959,718	978,834
Weighted-Average Grant-Date Fair Value (per Unit)
Weighted average grant date fair value - beginning balance (in dollars per share)	$ 28.83
Granted (in dollars per share)	53.36	$ 50.08	$ 33.04
Weighted average grant date fair value - ending balance (in dollars per share)	$ 32.38	$ 28.83
UGI Performance Units
UGI Units
Granted (in shares)	143,800	42,079,000,000	52,493,000,000
Forfeited (in shares)	(38,542)
Performance criteria not met (in shares)	(43,672)
Awards paid (in shares)	(92,950)
Weighted-Average Grant-Date Fair Value (per Unit)
Granted (in dollars per share)	$ 55.26
Forfeited (in dollars per share)	41.19
Performance criteria not met (in dollars per share)	37.57
Awards paid (in dollars per share)	$ 37.85
UGI Stock Units
UGI Units
Granted (in shares)	52,314
Awards paid (in shares)	(40,066)
Weighted-Average Grant-Date Fair Value (per Unit)
Granted (in dollars per share)	$ 48.11
Awards paid (in dollars per share)	$ 21.39
Shares granted under stock awards (percentage)	70.00%
Vested | UGI Performance Units and Stock Units
UGI Units
Number of units - beginning balance (in shares)	660,886
Number of units - ending balance (in shares)	660,795	660,886